Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 20, 2021	Jan. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk-free interest rate	0.62%		0.91%
Volatility rate	20.50%		18.00%
Dividend yield	0.00%		0.00%
Change in fair value of warrant liability			$ (3,792,600)
Sarcos Corp and Subsidiaries
Shares of common stock per warrant		250,000
Warrant exercise price		$ 11.3243
Expiration date		Jan. 31, 2030
Contractual term		10 years	6 years 1 month 20 days	6 years 21 days	6 years 10 months 28 days
Risk-free interest rate		3.05%	1.047%	0.51%	1.98%
Volatility rate		85.00%	68.25%	64.98%	62.46%
Dividend yield		0.00%	0.00%	0.00%	0.00%
Change in fair value of warrant liability		$ 1,220
Sarcos Corp and Subsidiaries | Series C Preferred Stock [Member]
Shares of common stock per warrant		250,000
Warrant exercise price		$ 11.3243
Expiration date		Jan. 31, 2030